INITIAL PUBLIC OFFERING (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 15, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant		1	1
Withdrawn from the interest earned in the Trust Account		$ 43,564	$ 1,162,201
Restricted Cash		148,736	843,313	$ 0
Due from sponsor		$ 29,385	$ 318,888	$ 0
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold	28,750,000
Price per share	$ 10.00
Number of shares in a unit	1
Number of warrants in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	3,750,000